Segment Reporting - Reconciliation of Adjusted EBIT to Net Income for Industrial Activities (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 16, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net income (loss)		$ 1,760	$ (438)	$ 1,454
Income tax benefit (expense)		(342)	50	271
Restructuring expenses		74	49	109
Goodwill impairment charge		0	585	0
Pre-tax gain from amortization of benefits modification		$ 119	119	119
Amortization period of deferred reduction to retirement benefits payable	4 years 6 months	4 years
Reduction of plan liability	$ (527)	$ (100)
Unallocated items, eliminations, and other
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		(324)	(268)	(145)
Industrial Activities | Operating Segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		2,114	552	1,390
Net income (loss)		2,102	(488)	1,183
Interest expense of Industrial Activities, net of interest income and eliminations		(235)	(244)	(282)
Foreign exchanges (gains) losses, net of Industrial Activities		(51)	(45)	(56)
Finance and non-service component of Pension and OPEB costs		141	(14)	(58)
Restructuring expenses		(74)	(49)	(105)
Goodwill impairment charge		0	(585)	0
Other discrete items of Industrial Activities		(200)	(569)	(187)
Nikola investment fair value adjustment		(138)	134	0
Pre-tax non-cash settlement charge			124	112
Gain on sale of investments		$ 42
Equity method investment, ownership percentage		30.10%
Proceeds from divestiture of interest in joint venture		$ 13
Business combination, separately recognized transactions, additional disclosures, acquisition cost expensed		187
Equity, fair value adjustment		12
Reinsurance recoverables on paid losses, allowance		25
Other asset optimization charges				165
Industrial Activities | Operating Segments | Raven Industries, Inc.
Segment Reporting Information [Line Items]
Business acquisition, transaction costs		57
Industrial Activities | Operating Segments | 2018 Modification of Healthcare Plan
Segment Reporting Information [Line Items]
Pre-tax gain from amortization of benefits modification		$ 119	$ 119	$ 119
Amortization period of deferred reduction to retirement benefits payable		4 years 6 months	4 years 6 months	4 years 6 months
Reduction of plan liability		$ 527	$ 527	$ 527
Industrial Activities | Operating Segments | 2021 Modification of Healthcare Plan
Segment Reporting Information [Line Items]
Pre-tax gain from amortization of benefits modification		$ 5
Amortization period of deferred reduction to retirement benefits payable		4 years
Reduction of plan liability		$ 101
Agriculture
Segment Reporting Information [Line Items]
Goodwill impairment charge			0
Agriculture | Operating Segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		1,810	880	897
Construction
Segment Reporting Information [Line Items]
Restructuring expenses		15	9	18
Goodwill impairment charge			585
Construction | Operating Segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		90	(184)	51
Commercial and Specialty Vehicles
Segment Reporting Information [Line Items]
Goodwill impairment charge			0
Commercial and Specialty Vehicles | Operating Segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		282	(109)	224
Powertrain
Segment Reporting Information [Line Items]
Restructuring expenses		2	16	7
Goodwill impairment charge			0
Powertrain | Operating Segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		256	233	363
Financial Services
Segment Reporting Information [Line Items]
Goodwill impairment charge			0
Financial Services | Operating Segments
Segment Reporting Information [Line Items]
Net income (loss)		420	249	361
Income tax benefit (expense)		$ (125)	$ (83)	$ (120)